Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Operating Activities
Net loss	$ (126,097,471)	$ (13,137,842)	$ (45,685,172)	$ (55,903,880)
Adjustments to reconcile net loss to cash flows used in operating activities
Depreciation expense	2,920,937	2,722,120	11,085,230	10,915,839
Amortization of note discounts	1,234,114	3,234,413	10,570,974	13,274,793
Prepaid rent		(1,463,093)
Interest paid in kind	380,860	552,903	4,066,691	5,722,638
Gain on forgiveness of debt	(390,400)
Change in fair value of warrant liability	116,351,000		(26,733,116)
Bad debt expense				788,689
Loss on abandonment of project development costs				12,194,783
Loss from equity method investment				252,576
Loss on extinguishment of debt			4,282,220
Stock-based compensation expense	1,386,543		4,523,773
Changes in operating assets and liabilities:
Accounts receivable	588,311	239,783	(189,720)	360,677
Prepaid expenses and other assets	(1,503,762)	(4,670)	(4,627,992)	(1,631,829)
Accounts payable and accrued expenses	(2,554,866)	(275,749)	29,264,412	3,650,041
Due to affiliates	199,312	2,294,821	(9,644,241)	9,459,293
Other liabilities	(375,357)	1,367,740	4,721,670	1,849,398
Net cash used in operating activities	(7,860,779)	(4,469,574)	(18,365,271)	933,018
Cash Flows From Investing Activities
Additions to project development costs and property equipment	(16,656,538)	(7,164,875)	(48,614,331)	(16,723,883)
Proceeds from business combination			31,034,781
Net cash used in investing activities	(16,656,538)	(7,164,875)	(17,579,550)	(16,723,883)
Cash Flows From Financing Activities
Proceeds from notes payable	5,100,000	19,109,624	106,976,651	23,588,122
Repayments of notes payable	(2,777,154)	(1,825,630)	(62,593,562)	(7,023,874)
Payment of financing costs	(15,000)	(134,243)	(3,227,898)	(576,741)
Proceeds from equity raises	31,746,996		26,228,499
Proceeds from exercise of warrants	18,957,562
Net cash provided by financing activities	53,012,404	17,149,751	67,383,690	15,987,507
Net increase in cash and restricted cash	28,495,087	5,515,302	31,438,869	196,642
Cash and restricted cash, beginning of year	40,053,461	8,614,592	8,614,592	8,417,950
Cash and restricted cash, end of year	68,548,548	14,129,894	40,053,461	8,614,592
Cash	50,320,435	911,015	7,145,661	2,818,194
Restricted Cash	18,228,113	13,218,879	32,907,800	5,796,398
Total cash and restricted cash	68,548,548	14,129,894	40,053,461	8,614,592
Supplemental disclosure of cash flow information
Cash paid during the year for interest	955,308	765,178	5,962,918	1,198,888
Cash paid for income taxes
Non-cash investing and financing activities
Project development cost acquired through accounts payable and accrued expenses, net	6,595,625	$ 195,957	(1,297,215)	(3,329,800)
Conversion of the preferred equity loan to common equity			58,439,625
Shares of common stock issued for accounts payable and due to affiliate			23,426,161
Non-cash contribution from PFHOF in shared services agreement			3,699,000
Shares of common stock issued in exchange of debt			54,518,376
Conversion of GPAQ Sponsor Loan into convertible PIPE debt			500,000
Deferred financing costs in accounts payable and accrued expenses, net			610,810	$ 620,576
Contingent beneficial conversion feature on PIPE Notes			14,166,339
Initial value of warrants issued accounted for as liabilities			45,845,116
Reclassify amounts from capitalized development costs to property and equipment			$ 27,373,715
Settlement of warrant liability	51,165,000
Amounts due from exercise of warrants from transfer agent included in prepaid expenses and other assets	$ 3,450,015